First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 2.5%
10,953	Winnebago Industries, Inc.	$523,553
	Building Products – 6.2%
13,072	AZEK (The) Co., Inc. (a)	669,679
40,624	Hayward Holdings, Inc. (a)	611,797
		1,281,476
	Capital Markets – 3.3%
2,057	Morningstar, Inc.	676,012
	Electronic Equipment, Instruments & Components – 1.5%
16,338	Knowles Corp. (a)	309,278
	Energy Equipment & Services – 2.1%
25,212	Core Laboratories, Inc.	427,848
	Financial Services – 1.5%
16,256	Cannae Holdings, Inc.	321,219
	Food Products – 6.1%
5,149	J&J Snack Foods Corp.	706,597
7,779	John B. Sanfilippo & Son, Inc.	562,733
		1,269,330
	Ground Transportation – 3.0%
39,941	Marten Transport Ltd.	615,091
	Health Care Equipment & Supplies – 10.7%
10,675	CONMED Corp.	766,252
16,712	Enovis Corp. (a)	785,130
2,431	UFP Technologies, Inc. (a)	667,698
		2,219,080
	Household Durables – 3.4%
1,403	Cavco Industries, Inc. (a)	713,622
	Household Products – 3.0%
7,409	Spectrum Brands Holdings, Inc.	626,505
	Insurance – 14.3%
17,519	Baldwin Insurance (The) Group, Inc. (a)	717,403
6,706	Brown & Brown, Inc.	701,850
76,261	Hagerty, Inc., Class A (a)	738,969
2,659	RLI Corp.	195,038
9,411	Stewart Information Services Corp.	613,503
		2,966,763
	Interactive Media & Services – 4.2%
50,039	TripAdvisor, Inc. (a)	878,685
Shares	Description	Value

	Leisure Products – 3.1%
38,053	American Outdoor Brands, Inc. (a)	$653,751
	Machinery – 11.4%
35,872	Gates Industrial Corp. PLC (a)	742,192
6,469	JBT Marel Corp.	860,377
2,160	RBC Bearings, Inc. (a)	753,300
		2,355,869
	Personal Care Products – 3.1%
19,135	Edgewell Personal Care Co.	637,195
	Real Estate Management & Development – 3.4%
17,119	Altus Group Ltd.	702,050
	Software – 7.6%
36,651	I3 Verticals, Inc., Class A (a)	912,243
24,415	Sapiens International Corp., N.V.	667,995
		1,580,238
	Specialty Retail – 3.0%
16,847	Valvoline, Inc. (a)	625,192
	Textiles, Apparel & Luxury Goods – 3.4%
36,739	Movado Group, Inc.	702,450
	Water Utilities – 3.2%
13,047	SJW Group	655,351
	Total Investments – 100.0%	20,740,558
	(Cost $16,837,796)
	Net Other Assets and Liabilities – 0.0%	2,633
	Net Assets – 100.0%	$20,743,191

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,740,558	$20,740,558	$—	$—

*	See Portfolio of Investments for industry breakout.